Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (126,088)	$ (17,274)	¥ (211,437)
Less: Accumulated impairment	(7,188)	(985)	(7,223)
Property and equipment, net	51,564	7,064	53,884
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	56,296	7,713	64,254
AI related equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	75,173	10,299	159,898
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	27,382	3,751	19,186
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	13,053	1,788	20,881
Mold and tooling
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,192	1,533	5,516
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 1,744	$ 239	2,690
Construction in progress
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross			¥ 119